RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2012
RESTRUCTURING
Schedule of the activity in the restructuring liability

	2012
	Workforce Reduction	Facilities	Total
Balance, beginning of year	$625	$562	$1,187
Expensed in year	2,167	84	2,251
Disbursements	(2,340)	(464)	(2,804)
Adjustments	(21)	—	(21)
Foreign exchange	41	—	41
Balance, end of year	$472	$182	$654

Classification:
Accounts payable and accrued liabilities	$472	$149	$621
Other long term obligations	—	33	33
	$472	$182	$654

By restructuring initiative:
April 2012	$433	$—	$433
May 2009	—	182	182
Wavecom S.A. and prior	39	—	39
	$472	$182	$654

	2011
	Workforce Reduction	Facilities	Total
Balance, beginning of period	$1,975	$1,771	$3,746
Expensed in year	1,201	(364)	837
Disbursements	(2,321)	(861)	(3,182)
Adjustments	(224)	11	(213)
Foreign exchange	(6)	5	(1)
Balance, end of period	$625	$562	$1,187

Classification:
Accounts payable and accrued liabilities	$625	$396	$1,021
Other long term obligations	—	166	166
	$625	$562	$1,187

By restructuring initiative:
September 2010	$377	$—	$377
May 2009	—	562	562
Wavecom S.A. and prior	248	—	248
	$625	$562	$1,187